Financing Receivables (Analysis Of Each Class Of Loans Not Carried At Fair Value Using Internal Ratings Or Equivalent Credit Quality Indicators) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Sep. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Mar. 31, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Secured Loans At Banks [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Secured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Loans At Banks [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Secured Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Secured Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Secured Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Inter- Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Inter- Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Secured Corporate Loans [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Secured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Secured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Corporate Loans [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Unsecured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Advances To Affiliated Companies [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 BB-CCC [Member] USD ($)	Sep. 30, 2011 BB-CCC [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] JPY (¥)	Sep. 30, 2011 BB-CCC [Member] Secured Loans At Banks [Member] USD ($)	Sep. 30, 2011 BB-CCC [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 BB-CCC [Member] Secured Corporate Loans [Member] USD ($)	Sep. 30, 2011 BB-CCC [Member] Secured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Secured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 BB-CCC [Member] Unsecured Corporate Loans [Member] USD ($)	Sep. 30, 2011 BB-CCC [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 CC-D [Member] USD ($)	Sep. 30, 2011 CC-D [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] JPY (¥)	Sep. 30, 2011 CC-D [Member] Secured Loans At Banks [Member] USD ($)	Sep. 30, 2011 CC-D [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 CC-D [Member] Secured Corporate Loans [Member] USD ($)	Sep. 30, 2011 CC-D [Member] Secured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Secured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 CC-D [Member] Unsecured Corporate Loans [Member] USD ($)	Sep. 30, 2011 CC-D [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 Others [Member] USD ($)		Sep. 30, 2011 Others [Member] JPY (¥)		Mar. 31, 2011 Others [Member] JPY (¥)		Sep. 30, 2011 Others [Member] Secured Loans At Banks [Member] USD ($)		Sep. 30, 2011 Others [Member] Secured Loans At Banks [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Secured Loans At Banks [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Others [Member] Short-Term Secured Margin Loans [Member] USD ($)		Sep. 30, 2011 Others [Member] Short-Term Secured Margin Loans [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Short-Term Secured Margin Loans [Member] JPY (¥)		Sep. 30, 2011 Others [Member] Secured Corporate Loans [Member] USD ($)		Sep. 30, 2011 Others [Member] Secured Corporate Loans [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Secured Corporate Loans [Member] JPY (¥)		Sep. 30, 2011 Others [Member] Advances To Affiliated Companies [Member] USD ($)		Sep. 30, 2011 Others [Member] Advances To Affiliated Companies [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Advances To Affiliated Companies [Member] JPY (¥)		Sep. 30, 2011 Total [Member] USD ($)	Sep. 30, 2011 Total [Member] JPY (¥)	Mar. 31, 2011 Total [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Secured Loans At Banks [Member] USD ($)	Sep. 30, 2011 Total [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Secured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Unsecured Loans At Banks [Member] USD ($)	Sep. 30, 2011 Total [Member] Unsecured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Short-Term Secured Margin Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Short-Term Secured Margin Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Secured Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Secured Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Secured Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Unsecured Inter- Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Unsecured Inter- Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Secured Corporate Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Secured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Secured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Unsecured Corporate Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Unsecured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Total [Member] Advances To Affiliated Companies [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Advances To Affiliated Companies [Member] JPY (¥)
Loans receivable	$ 9,731	¥ 749,666	¥ 729,870	$ 2,758	¥ 212,487	¥ 206,910	$ 151	¥ 11,634	¥ 12,766	$ 4,060	¥ 312,749	¥ 295,917	$ 1,264	¥ 97,323	¥ 111,841	$ 1,084	¥ 83,503	¥ 102,636	$ 123	¥ 9,508	¥ 8,281	$ 649	¥ 50,000	$ 430	¥ 33,145	¥ 30,567	$ 364	¥ 28,004	¥ 30,309	$ 146	¥ 11,266	¥ 12,283	$ 1,744	¥ 134,379	¥ 75,064	$ 323	¥ 24,872	¥ 17,449		$ 943	¥ 72,651	¥ 5,170	$ 478	¥ 36,856	¥ 52,445		$ 69	¥ 5,303	¥ 3,402	$ 0	¥ 6		¥ 7	$ 57	¥ 4,368	¥ 2,000	$ 12	¥ 929	¥ 1,395		$ 3,858	[1]	¥ 297,235	[1]	¥ 355,487	[1]	$ 435	[1]	¥ 33,548	[1]	¥ 25,344	[1]	[1]	$ 2,758	[1]	¥ 212,487	[1]	¥ 206,910	[1]	$ 660	[1]	¥ 50,832	[1]	¥ 122,750	[1]	$ 5	[1]	¥ 368	[1]	¥ 483	[1]	$ 9,731	¥ 749,666	¥ 729,870	$ 2,022	¥ 155,749	¥ 154,634	$ 1,084	¥ 83,503	¥ 102,643	$ 2,758	¥ 212,487	¥ 206,910	$ 123	¥ 9,508	¥ 8,281	$ 649	¥ 50,000	$ 2,090	¥ 160,996	¥ 160,487	$ 854	¥ 65,789	¥ 84,149	$ 151	¥ 11,634	¥ 12,766

[1]	Relate to collateral exposures where a specified ratio of LTV is maintained.